George Putnam Balanced Fund
The fund's portfolio
10/31/21 (Unaudited)

COMMON STOCKS (62.9%)(a)
	Shares	Value
Automotive (1.8%)
EVgo, Inc. Class A(NON)	503,897	$4,696,320
General Motors Co.(NON)	41,922	2,281,814
Tesla, Inc.(NON)	21,715	24,190,510
United Rentals, Inc.(NON)	12,616	4,782,852

		35,951,496
Basic materials (1.6%)
Alamos Gold, Inc. Class A (Canada)(S)	205,614	1,529,768
Albemarle Corp.	3,401	851,848
Anglo American PLC (United Kingdom)	38,776	1,468,825
Avery Dennison Corp.	22,234	4,840,786
Corteva, Inc.	54,454	2,349,690
Diversey Holdings, Ltd.(NON)	64,332	1,119,377
Dow, Inc.	22,102	1,237,049
Eastman Chemical Co.	12,696	1,320,765
Fortune Brands Home & Security, Inc.	8,635	875,589
Freeport-McMoRan, Inc. (Indonesia)	57,117	2,154,453
Linde PLC	13,215	4,218,228
Newmont Corp.	40,909	2,209,086
PPG Industries, Inc.	12,608	2,024,467
Sherwin-Williams Co. (The)	18,986	6,011,157

		32,211,088
Capital goods (3.8%)
Ball Corp.	24,053	2,200,368
Boeing Co. (The)(NON)	8,849	1,832,008
CAE, Inc. (Canada)(NON)	53,243	1,614,585
Deere & Co.	13,558	4,641,039
Eaton Corp. PLC	50,064	8,248,545
Emerson Electric Co.	58,199	5,645,885
General Dynamics Corp.	13,664	2,770,376
Honeywell International, Inc.	40,817	8,923,413
Ingersoll Rand, Inc.(NON)	65,972	3,546,655
Johnson Controls International PLC	155,216	11,388,198
Northrop Grumman Corp.	27,274	9,742,818
Otis Worldwide Corp.	64,861	5,208,987
Raytheon Technologies Corp.	116,608	10,361,787

		76,124,664
Commercial and consumer services (2.7%)
Aramark	63,802	2,327,497
Booking Holdings, Inc.(NON)	2,809	6,799,971
CoStar Group, Inc.(NON)	37,710	3,244,946
Ecolab, Inc.	8,830	1,962,203
Mastercard, Inc. Class A	69,366	23,273,680
PayPal Holdings, Inc.(NON)	75,278	17,508,910

		55,117,207
Computers (2.1%)
Apple, Inc.	285,425	42,756,665

		42,756,665
Conglomerates (0.2%)
General Electric Co.	29,869	3,132,362

		3,132,362
Consumer staples (3.8%)
Altria Group, Inc.	62,354	2,750,435
Chipotle Mexican Grill, Inc.(NON)	3,009	5,353,101
Coca-Cola Co. (The)	146,520	8,259,332
Constellation Brands, Inc. Class A	4,966	1,076,678
Costco Wholesale Corp.	5,209	2,560,432
McCormick & Co., Inc. (non-voting shares)	32,428	2,601,698
Molson Coors Beverage Co. Class B	56,049	2,471,200
Olaplex Holdings, Inc.(NON)	158,243	4,416,562
PepsiCo, Inc.	102,066	16,493,866
Procter & Gamble Co. (The)	140,848	20,139,856
Sea, Ltd. ADR (Singapore)(NON)	31,996	10,992,866

		77,116,026
Electronics (2.7%)
Advanced Micro Devices, Inc.(NON)	96,843	11,643,434
NVIDIA Corp.	117,688	30,089,291
ON Semiconductor Corp.(NON)	137,912	6,629,430
Vontier Corp.	157,337	5,322,711

		53,684,866
Energy (1.9%)
Cairn Energy PLC (United Kingdom)	404,720	1,013,340
Cenovus Energy, Inc. (Canada)	1,096,366	13,111,035
ConocoPhillips	23,118	1,722,060
Exxon Mobil Corp.	239,578	15,445,594
Royal Dutch Shell PLC Class A (United Kingdom)	192,999	4,429,613
TotalEnergies SE (France)	64,185	3,218,160

		38,939,802
Financials (8.4%)
AIA Group, Ltd. (Hong Kong)	299,400	3,383,471
American International Group, Inc.	205,410	12,137,677
Apollo Global Management, Inc.	134,133	10,321,534
Assured Guaranty, Ltd.	262,063	14,565,462
AXA SA (France)	284,534	8,282,544
Bank of America Corp.	316,268	15,111,285
Citigroup, Inc.	365,081	25,248,978
Gaming and Leisure Properties, Inc.(R)	227,734	11,042,822
Goldman Sachs Group, Inc. (The)	47,063	19,453,491
KKR & Co., Inc.	169,075	13,470,205
Morgan Stanley	56,755	5,833,279
Prudential PLC (United Kingdom)	497,487	10,184,895
Quilter PLC (United Kingdom)	2,491,998	5,311,080
Silvergate Capital Corp. Class A(NON)	15,704	2,459,560
Visa, Inc. Class A	55,773	11,811,048
Vornado Realty Trust(R)	77,377	3,298,582

		171,915,913
Gaming and lottery (0.7%)
Evolution AB (Sweden)	67,663	10,957,816
Penn National Gaming, Inc.(NON)(S)	40,711	2,914,908

		13,872,724
Health care (8.3%)
Abbott Laboratories	79,189	10,206,670
AbbVie, Inc.	112,419	12,891,087
Amgen, Inc.	12,550	2,597,474
Anthem, Inc.	11,369	4,946,993
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	24,898	3,774,786
Baxter International, Inc.	40,281	3,180,588
Bio-Rad Laboratories, Inc. Class A(NON)	8,165	6,488,562
Biogen, Inc.(NON)	11,215	2,990,816
Boston Scientific Corp.(NON)	141,081	6,084,824
Bristol-Myers Squibb Co.	55,132	3,219,709
Cigna Corp.	28,412	6,069,087
Cooper Cos., Inc. (The)	4,111	1,713,958
CVS Health Corp.	38,318	3,421,031
Danaher Corp.	34,438	10,736,735
DexCom, Inc.(NON)	5,472	3,410,205
Edwards Lifesciences Corp.(NON)	36,349	4,355,337
Eli Lilly and Co.	22,648	5,769,804
Gilead Sciences, Inc.	36,732	2,383,172
Ginkgo Bioworks Holdings, Inc.(NON)(S)	76,810	1,061,514
Intuitive Surgical, Inc.(NON)	12,758	4,607,297
Ironwood Pharmaceuticals, Inc.(NON)	259,070	3,308,324
Johnson & Johnson	62,200	10,131,136
McKesson Corp.	10,205	2,121,415
Medtronic PLC	31,794	3,810,829
Merck & Co., Inc.	62,388	5,493,263
Moderna, Inc.(NON)	5,989	2,067,463
Pfizer, Inc.	119,693	5,235,372
Regeneron Pharmaceuticals, Inc.(NON)	9,271	5,932,884
Thermo Fisher Scientific, Inc.	19,524	12,360,059
UnitedHealth Group, Inc.	32,890	15,144,858
Zimmer Biomet Holdings, Inc.	17,709	2,534,512

		168,049,764
Homebuilding (0.3%)
PulteGroup, Inc.	124,031	5,963,410

		5,963,410
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.(NON)	42,768	6,156,454

		6,156,454
Media (0.2%)
Walt Disney Co. (The)(NON)	23,263	3,933,075

		3,933,075
Retail (7.0%)
Advance Auto Parts, Inc.	8,025	1,809,798
Amazon.com, Inc.(NON)	19,249	64,915,905
Bath & Body Works, Inc.	25,282	1,746,733
BJ's Wholesale Club Holdings, Inc.(NON)(S)	14,360	839,198
Burlington Stores, Inc.(NON)	3,802	1,050,455
CarMax, Inc.(NON)	31,443	4,305,176
Home Depot, Inc. (The)	69,590	25,869,387
lululemon athletica, Inc. (Canada)(NON)	2,131	993,067
Nike, Inc. Class B	38,338	6,413,564
O'Reilly Automotive, Inc.(NON)	7,719	4,803,688
Target Corp.	40,651	10,553,813
TJX Cos., Inc. (The)	47,348	3,100,821
Victoria's Secret & Co.(NON)(S)	17,827	899,729
Walmart, Inc.	82,762	12,366,298
Warby Parker, Inc. Class A(NON)(S)	31,530	1,702,620

		141,370,252
Software (7.4%)
Activision Blizzard, Inc.	107,701	8,421,141
Adobe, Inc.(NON)	30,748	19,997,269
Intuit, Inc.	29,354	18,375,310
Microsoft Corp.	265,212	87,949,603
Oracle Corp.	152,055	14,588,157

		149,331,480
Technology services (6.5%)
Alphabet, Inc. Class A(NON)	23,140	68,515,689
Facebook, Inc. Class A(NON)	88,762	28,720,720
Fidelity National Information Services, Inc.	175,613	19,447,384
Salesforce.com, Inc.(NON)	46,528	13,943,976

		130,627,769
Textiles (0.1%)
Levi Strauss & Co. Class A	39,230	1,027,041

		1,027,041
Transportation (1.2%)
CSX Corp.	101,028	3,654,183
Southwest Airlines Co.(NON)	52,789	2,495,864
Union Pacific Corp.	75,820	18,302,948

		24,452,995
Utilities and power (1.9%)
Ameren Corp.	47,614	4,013,384
Exelon Corp.	179,536	9,549,520
NextEra Energy, Inc.	109,181	9,316,415
NRG Energy, Inc.	397,167	15,842,992

		38,722,311

Total common stocks (cost $876,267,851)		$1,270,457,364

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.2%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	$2,158,070	$2,382,856
4.50%, with due dates from 3/20/49 to 10/20/49	466,852	509,699
4.00%, 4/15/43	2,471,127	2,697,243
3.50%, with due dates from 11/15/47 to 4/20/51	12,660,523	13,659,007
3.00%, with due dates from 7/20/46 to 10/20/46	3,150,496	3,315,606
2.00%, 1/20/51	1,966,277	1,990,126

		24,554,537
U.S. Government Agency Mortgage Obligations (5.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	774	892
4.00%, with due dates from 7/1/42 to 7/1/49	3,550,101	3,837,177
3.50%, with due dates from 12/1/42 to 4/1/43	319,307	347,202
3.00%, with due dates from 3/1/43 to 2/1/47	1,356,706	1,429,402
2.50%, with due dates from 7/1/50 to 2/1/51	1,708,232	1,763,427
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	908,562	1,037,016
5.00%, with due dates from 8/1/33 to 1/1/39	272,677	304,310
4.50%, with due dates from 5/1/48 to 2/1/49	2,842,398	3,111,377
4.00%, with due dates from 9/1/45 to 4/1/49	2,912,536	3,142,532
3.50%, 5/1/56	1,085,781	1,178,420
3.50%, with due dates from 5/1/43 to 12/1/49	7,190,330	7,637,160
3.00%, with due dates from 2/1/43 to 3/1/47	4,213,403	4,486,338
3.00%, 12/1/30	1,411,978	1,482,589
2.50%, with due dates from 7/1/50 to 7/1/51	50,510,011	52,053,209
2.00%, 10/1/50	11,276,838	11,292,774
2.00%, with due dates from 10/1/27 to 8/1/28	3,459,302	3,551,710
Uniform Mortgage-Backed Securities
4.50%, TBA, 11/1/51	3,000,000	3,241,876
4.00%, TBA, 11/1/51	3,000,000	3,212,459
3.50%, TBA, 11/1/51	2,000,000	2,113,126
3.00%, TBA, 11/1/51	1,000,000	1,043,291
2.50%, TBA, 11/1/51	2,000,000	2,054,218
2.00%, TBA, 11/1/51	2,000,000	1,999,796

		110,320,301

Total U.S. government and agency mortgage obligations (cost $134,008,086)		$134,874,838

U.S. TREASURY OBLIGATIONS (13.6%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$11,500,000	$13,930,770
2.75%, 8/15/42(SEG)(SEGSF)	25,180,000	28,456,671
1.875%, 2/15/51	3,750,000	3,689,063
1.25%, 5/15/50	10,760,000	9,096,403
U.S. Treasury Notes
2.75%, 2/15/24	23,410,000	24,568,891
2.375%, 8/15/24	29,030,000	30,380,447
2.375%, 2/29/24(i)	18,000	18,809
2.25%, 11/15/27	12,740,000	13,413,290
1.625%, 9/30/26	17,720,000	18,099,319
1.625%, 2/15/26	9,670,000	9,894,680
1.625%, 10/31/23	18,870,000	19,290,975
1.50%, 2/15/30	18,070,000	18,088,352
1.50%, 3/31/23	22,000,000	22,368,551
1.125%, 2/28/25	39,140,000	39,468,715
0.25%, 6/15/23	23,390,000	23,337,921

Total U.S. treasury obligations (cost $275,365,879)		$274,102,857

CORPORATE BONDS AND NOTES (13.7%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$289,000	$305,155
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	737,442
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,539,000	1,869,885
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,550,040
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,998,000	1,954,334
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,797,412
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	712,036
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	204,000	218,654
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	356,000	351,073
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	16,543
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	1,305,000	1,369,380
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	869,042
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51	1,857,000	1,800,904
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41	928,000	896,890
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,440,938
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	263,251
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	784,634

		16,937,613
Capital goods (0.6%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	1,045,000	1,022,198
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,225,000	1,210,080
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	670,000	942,848
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	685,000	756,743
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,230,000	1,211,550
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,424,635
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	480,000	460,327
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	940,000	1,035,581
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	510,000	581,871
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,619,000	1,743,625
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	171,347
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	695,000	708,819
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	1,010,000	1,100,253

		12,369,877
Communication services (1.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,953,000	1,982,504
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	952,280
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	712,805
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,227,000	1,254,887
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	62,000	62,773
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	1,700,000	1,668,953
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	2,013,000	1,954,962
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	1,107,000	1,065,287
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	160,631
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	250,684
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	291,000	289,363
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	274,000	298,002
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,455,346
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	65,000	63,830
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	613,426
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	1,073,640
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	481,000	498,437
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	54,000	77,316
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	9,000	9,646
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,618,000	1,743,796
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51	270,000	262,640
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	766,000	729,973
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	689,424
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	551,000	592,778
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	502,210
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	595,641
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	229,262
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	205,000	216,678
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	1,275,000	1,240,256
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,562,293
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	143,190
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	247,264
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	48,000	52,483
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,911,751
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	695,000	689,692
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	960,000	1,043,377
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	700,000	741,301
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	480,000	483,744
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	2,173,429
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	490,000	506,538

		30,802,492
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.446%, perpetual maturity	689,000	671,775

		671,775
Consumer cyclicals (1.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	1,077,088
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	953,458
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,357,043
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	708,285
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	600,000	580,633
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	279,575
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	454,000	440,165
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	671,000	754,627
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	473,000	508,878
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	553,000	751,889
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	225,000	281,081
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	313,016
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	274,130
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	187,252
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	889,000	907,108
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,415,000	1,551,194
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	350,000	380,625
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,939,350
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	1,449,000	1,647,005
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	585,000	527,512
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	449,322
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	1,330,000	1,337,813
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	418,256
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,605,054
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	395,783
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	1,645,000	1,580,236
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,163,781
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	945,000	927,515
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	360,000	406,697
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	457,000	480,336
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	216,109
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	9,105
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	38,499

		24,448,420
Consumer staples (0.9%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	1,172,000	1,643,930
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	251,898
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	1,389,000	1,716,055
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	827,000	970,977
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	649,094
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,207,010
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,255,499
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	495,112	617,630
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	2,136,505
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	772,012
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	187,000	198,471
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	905,000	896,208
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	717,000	825,838
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	1,090,000	1,272,356
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	925,000	1,145,432
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	215,000	232,980
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,660,000	1,846,750

		17,638,645
Energy (0.5%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	823,576
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	772,690
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	808,000	923,455
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	522,000	516,128
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	999,000	1,099,309
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	824,755
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	732,389
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	994,000	1,204,296
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	194,041
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	995,601
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,352,077

		9,438,317
Financials (4.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,190,000	2,228,891
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,643,533
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	368,194
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	964,393
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	107,000	157,825
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,468,344
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,649,422
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	887,485
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	230,022
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,347,600
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,135,000	1,198,844
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	346,185
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	715,000	717,975
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.876%, 9/15/26	275,000	273,625
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	810,922
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	421,142
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	3,100,000	3,150,900
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	5,016
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	981,333
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	305,000	306,525
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	669,636
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	886,960
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,154,469
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,280,678
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	852,840
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,447,000	1,396,937
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	248,240
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	250,000	257,500
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,894,000	2,078,665
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,580,000	1,599,750
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,793
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,948,022
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	2,634,000	2,959,961
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	269,064
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	529,394
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	268,716
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	309,867
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	363,375
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	3,100,000	3,115,631
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	479,185
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	323,880
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	795,461
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,730,000	1,773,322
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,586,708
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,388,319
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	356,192
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	221,611
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	456,075
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	1,055,000	1,049,725
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	900,377
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,599,644
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	3,535,000	3,587,672
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	963,000	930,643
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	451,486
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,710,000	1,722,562
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	209,625
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,138,451
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47	664,000	584,376
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	194,269
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	2,016,173
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,338,000	2,413,620
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	116,021
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	350,000
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,642,482
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,619,889
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,557,550
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,788,357
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	467,000	471,388
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	198,648
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,575,956
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	361,228
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	1,180,000	1,263,438
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	441,144
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	393,764
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	822,960
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	580,000	601,025
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	1,955,000	2,078,512
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,866,486
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,815,000	1,806,755
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	641,625
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	621,438
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,602,578
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	787,430
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	596,070

		91,742,794
Health care (1.3%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	2,440,000	2,607,457
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	916,014
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	285,204
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	820,000	852,952
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	3,100,000	3,184,855
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	2,325,000	2,556,336
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,008,000	1,057,827
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,600,000	1,957,604
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	98,000	101,782
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	530,191	601,091
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	1,425,000	1,580,455
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	624,183
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	162,158
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	341,000	345,481
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	505,000	559,329
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	356,266
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	516,973
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	194,019
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	162,525
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,365,038
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	1,602,000	1,594,430
Viatris, Inc. company guaranty sr. unsec. bonds 4.00%, 6/22/50	2,820,000	3,027,158
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	570,554
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,210,000	1,354,808
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	306,000	300,251

		26,834,750
Technology (1.4%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	1,200,000	1,077,206
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	771,902
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	3,480,000	3,438,486
Apple, Inc. sr. unsec. notes 1.65%, 5/11/30	15,000	14,574
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	437,395
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	574,140
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	2,637,000	2,899,126
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	676,000	664,537
Cisco Systems, Inc./California sr. unsec. unsub. notes 3.625%, 3/4/24	3,100,000	3,305,948
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	271,000	450,341
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	1,875,000	1,843,166
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	540,000	582,853
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	710,000	745,890
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,150,000	1,217,515
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,750,000	1,833,306
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,463,000	1,527,093
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,462,000	1,504,385
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,291,988
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,422,613
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31	1,766,000	1,718,561

		27,321,025
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	638,298

		638,298
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,045,000	1,022,867
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	597,110
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	721,395
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	793,765
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	293,048
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	614,175
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	307,589
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	705,333
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	462,987
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	2,011,125
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	523,661
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	179,068
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,770,613
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	636,263
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	813,000	902,951
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	359,941
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	246,974
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	654,641
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	550,701
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	228,029
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	565,000	625,354
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	681,784
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	473,045
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	523,000	544,944
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.237%, 5/15/67	1,945,000	1,823,438

		17,730,801

Total corporate bonds and notes (cost $262,882,408)		$276,574,807

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
BANK Ser. 19-BN19, Class AS, 3.446%, 8/15/61	$797,000	$857,970
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	508,000	522,641
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	617,000	651,067
Ser. 18-B2, Class A4, 4.009%, 3/10/51	1,749,000	1,961,225
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.607%, 12/10/44(WAC)	241,000	230,382
FRB Ser. 14-CR18, Class C, 4.75%, 7/15/47(WAC)	2,392,000	2,421,362
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	777,000	822,790
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,056,556
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	1,138,735
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.789%, 11/25/28 (Bermuda)	261,538	262,521
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.839%, 8/25/28	479,529	507,678
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.089%, 9/25/28	49,785	52,039
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.339%, 7/25/29	260,000	260,813
REMICs Ser. 01-79, Class BI, IO, 0.268%, 3/25/45(WAC)	380,834	2,361
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.689%, 10/25/28 (Bermuda)	175,194	175,532
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.139%, 5/15/45(WAC)	772,000	729,112
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.672%, 10/15/45(WAC)	291,000	279,443
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	3,360,000	3,602,035
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	875,000	1,001,858
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.366%, 3/15/45(WAC)	1,023,000	964,376
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	20

Total mortgage-backed securities (cost $18,727,106)		$17,500,535

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	144,769	$1,465,062

Total units (cost $1,447,690)		$1,465,062

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$329,251
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	590,630
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	375,532

Total municipal bonds and notes (cost $841,111)		$1,295,413

SHORT-TERM INVESTMENTS (3.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.08%(AFF)	10,088,140	$10,088,140
Putnam Short Term Investment Fund Class P 0.09%(AFF)	62,824,545	62,824,545
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	35,000	35,000

Total short-term investments (cost $72,947,685)		$72,947,685
TOTAL INVESTMENTS

Total investments (cost $1,642,487,816)		$2,049,218,561

	FORWARD CURRENCY CONTRACTS at 10/31/21 (aggregate face value $109,677,043) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/15/21	$4,264,219	$4,310,476	$46,257
		Swedish Krona	Sell	12/15/21	1,488,595	1,488,780	185
	Barclays Bank PLC
		British Pound	Sell	12/15/21	12,035,050	12,165,516	130,466
		Canadian Dollar	Sell	1/19/22	2,791,517	2,746,133	(45,384)
		Euro	Sell	12/15/21	6,401,851	6,573,243	171,392
		Swedish Krona	Sell	12/15/21	7,861,840	7,854,700	(7,140)
	Citibank, N.A.
		British Pound	Buy	12/15/21	4,882,349	4,935,032	(52,683)
		Canadian Dollar	Sell	1/19/22	6,224,525	6,123,883	(100,642)
		Euro	Sell	12/15/21	3,227,541	3,314,035	86,494
	Goldman Sachs International
		British Pound	Sell	12/15/21	8,975,063	9,071,971	96,908
		Canadian Dollar	Sell	1/19/22	3,312,274	3,258,751	(53,523)
	HSBC Bank USA, National Association
		British Pound	Buy	12/15/21	2,785,690	2,815,923	(30,233)
		Euro	Sell	12/15/21	2,377,348	2,440,742	63,394
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/15/21	5,202,774	5,259,263	(56,489)
		Canadian Dollar	Sell	1/19/22	1,283,065	1,262,445	(20,620)
		Singapore Dollar	Sell	11/17/21	11,357,278	11,366,701	9,423
	State Street Bank and Trust Co.
		British Pound	Buy	12/15/21	841,237	850,263	(9,026)
		Canadian Dollar	Buy	1/19/22	78,873	77,604	1,269
		Hong Kong Dollar	Sell	11/17/21	2,475,559	2,475,235	(324)
	UBS AG
		British Pound	Buy	12/15/21	1,297,990	1,312,125	(14,135)
		Canadian Dollar	Sell	1/19/22	3,694,842	3,635,061	(59,781)
		Euro	Buy	12/15/21	841,399	863,868	(22,469)
		Swedish Krona	Sell	12/15/21	1,488,606	1,487,438	(1,168)
	WestPac Banking Corp.
		British Pound	Sell	12/15/21	11,133,726	11,252,812	119,086
		Canadian Dollar	Buy	1/19/22	1,901,768	1,870,995	30,773
		Euro	Buy	12/15/21	841,514	864,048	(22,534)

	Unrealized appreciation						755,647

	Unrealized (depreciation)						(496,151)

	Total						$259,496
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	35	$8,059,415	$8,044,750	Dec-21	$407,294

Unrealized appreciation					407,294

Unrealized (depreciation)					—

Total					$407,294

TBA SALE COMMITMENTS OUTSTANDING at 10/31/21 (proceeds receivable $5,292,969) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 11/1/51	$5,000,000	11/18/2021	$5,303,396

Total			$5,303,396

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through October 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,018,676,902.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/2021	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,789,325	$20,442,045	$16,143,230	$852	$10,088,140
	Putnam Short Term Investment Fund**	82,200,848	41,320,771	60,697,074	14,806	62,824,545

	Total Short-term investments	$87,990,173	$61,762,816	$76,840,304	$15,658	$72,912,685
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $10,088,140 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,791,172.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $450,964.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $53,389.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $19,177,894 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $240,151 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $53,389 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$30,742,263	$1,468,825	$—
Capital goods	76,124,664	—	—
Conglomerates	3,132,362	—	—
Consumer cyclicals	252,433,843	10,957,816	—
Consumer staples	77,116,026	—	—
Energy	30,278,689	8,661,113	—
Financials	144,753,923	27,161,990	—
Health care	168,049,764	—	—
Technology	376,400,780	—	—
Transportation	24,452,995	—	—
Utilities and power	38,722,311	—	—

Total common stocks	1,222,207,620	48,249,744	—
Corporate bonds and notes	—	276,574,807	—
Mortgage-backed securities	—	17,500,535	—
Municipal bonds and notes	—	1,295,413	—
U.S. government and agency mortgage obligations	—	134,874,838	—
U.S. treasury obligations	—	274,102,857	—
Units	1,465,062	—	—
Short-term investments	35,000	72,912,685	—

Totals by level	$1,223,707,682	$825,510,879	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$259,496	$—
Futures contracts	407,294	—	—
TBA sale commitments	—	(5,303,396)	—

Totals by level	$407,294	$(5,043,900)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	60
Forward currency contracts (contract amount)	$110,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com